Reserves (Tables)	12 Months Ended
Jun. 30, 2020
Disclosure of reserves within equity [abstract]
Schedule of reserves of share based payments

		Years Ended June 30,
	Notes	2020	2019	2018

21,550,000 (2019: 25,300,000, 2018: 25,216,490) options for fully paid ordinary shares	11(c)	866,121	1,158,975	1,753,954

		866,121	1,158,975	1,753,954

		Years Ended June 30,
	Notes	2020	2019	2018

Nil (2019: 586,672,964, 2018: Nil) warrants for fully paid ordinary shares (1)	11(c)	-	-	-

		-	-	-

Schedule of movements in options for fully paid ordinary shares
	Years Ended June 30,
	2020		2019		2018
	Number of Options/ Warrants	Comp. Expense	Number of Options/ Warrants	Comp. Expense	Number of Options/ Warrants	Comp. Expense
		(A$)		(A$)		(A$)
Beginning of the year	611,972,964	1,158,975	25,216,490	1,753,954	26,826,063	2,320,480
Options issued during the year	-	-	2,450,000	30,370	12,100,000	764,539
Warrants issued during the year	-	-	586,672,964	-	-	-
Warrants expired during the year	(586,672,964)	-	-	-	-	-
Expired during the year	(3,400,000)	(280,838)	(2,366,490)	(684,117)	(11,349,573)	(1,126,843)
Forfeited during the year	(350,000)	(12,016)	-	-	(2,360,000)	(204,221)
Share based payment expense	-	-	-	58,768	-	-

End of the year	21,550,000	866,121	611,972,964	1,158,975	25,216,490	1,753,954